Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 07, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO #1(1)	SCT Total for PEO #2(2)	Comp. Actually Paid to PEO #1(1)(9)	Comp. Actually Paid to PEO #2(2)(10)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)(11)	Company TSR(5)	Peer Group TSR(6)	Net Income(7)	Company Selected Measure:Adjusted EBITDA(8)
2022	$3,553,792	—	$848,892	—	$1,316,206	$890,217	$41.47	$132.50	$(46,226)	$79,130
2021	$4,912,675	—	$3,560,867	—	$1,796,856	$1,536,768	$78.08	$126.68	$43,676	$98,087
2020	$1,808,271	$6,791,841	$2,168,104	$6,495,696	$1,282,561	$1,261,408	$101.51	$130.81	$(69,742)	$95,716

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]			Represents the total compensation paid to Ian K. Walsh, our current Principal Executive Officer (PEO #1), as shown in the Summary Compensation Tables, and the "compensation actually paid" to Mr. Walsh, as calculated in accordance with applicable SEC rules and regulations. Mr. Walsh was appointed President and Chief Executive Officer of the Company effective as of September 8, 2020.Represents the total compensation paid to Neal J. Keating, our prior Principal Executive Officer (PEO #2), as shown in the Summary Compensation Tables, and the "compensation actually paid" to Mr. Keating, as calculated in accordance with applicable SEC rules and regulations. Mr. Keating retired as President and CEO of the Company effective as of September 8, 2020, but continued to serve as Executive Chairman through April 14, 2021, the date of the Company's 2021 Annual Meeting of Shareholders.
Peer Group Issuers, Footnote [Text Block]			Represents the cumulative total shareholder return of the S&P 600 Aerospace & Defense index, based on an initial fixed investment of $100.
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the "compensation actually paid" to Mr. Walsh:

Year	Salary	Bonus and Equity Incentive Compensation	Other Compensation†	SCT Total	Deductions from SCT Total††	Additions to SCT Total†††	CAP
2022	$781,274	$2,548,808	$223,710	$3,553,792	$(2,290,408)	$(414,492)	$848,892
2021	$687,500	$4,065,819	$159,356	$4,912,675	$(2,911,619)	$1,559,811	$3,560,867
2020	$204,356	$1,574,976	$28,939	$1,808,271	$(1,249,976)	$1,609,809	$2,168,104
†    Reflects "All Other Compensation" reported in the Summary Compensation Table.
††    Represents the grant date fair value of equity based awards granted each year. We did not report a change in pension value for any of the years reported in this table; therefore, a deduction related to pension value is not needed.
†††    Reflects the value of equity calculated in accordance with applicable SEC rules and regulations. The equity component of "compensation actually paid" for fiscal year 2022 is further detailed in the table set forth below:

PEO Equity Component of Compensation Actually Paid for 2022
Equity Type	Fair Value of Current Year Equity Awards at December 31, 2022	Change in Value of Prior Year' Awards Unvested at December 31, 2022	Change in Value of Prior Years' Awards that Vested in 2022	Equity Value included in CAP
RSAs	$306,625	$(269,451)	$(134,726)	$(97,552)
RSUs	—	$(587,511)	—	$(587,511)
PSUs	$954,642	$(684,071)	—	$270,571
Total	$1,261,267	$(1,541,033)	$(134,726)	$(414,492)
(10)The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the "compensation actually paid" to Mr. Keating:

Year	Salary	Bonus and Equity Incentive Compensation	Other Compensation†	SCT Total	Deductions from SCT Total††	Additions to SCT Total†††	CAP
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	$850,000	$420,000	$5,521,841	$6,791,841	$(296,145)	—	$6,495,696
†    Reflects "All Other Compensation" reported in the Summary Compensation Table.
††    Represents the total change in the present value of accrued benefits under our defined benefit pension plan and SERP from year to year.
			††† Reflects the value of equity calculated in accordance with applicable SEC rules and regulations. No amounts were added back in respect of service cost and prior service cost under our defined benefit pension plan and SERP because the plans were closed to new hires during 2010 and years of service credits for those already in the plans ceased to accrue as of December 31, 2015.
Non-PEO NEO Average Total Compensation Amount			$ 1,316,206	$ 1,796,856	$ 1,282,561
Non-PEO NEO Average Compensation Actually Paid Amount			$ 890,217	1,536,768	1,261,408
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the average "compensation actually paid" to each of our Named Executive Officers other than our Principal Executive Officer:

Year	Salary	Bonus and Equity Incentive Compensation	Other Compensation†	SCT Total	Deductions from SCT Total††	Additions to SCT Total†††	CAP
2022	$384,826	$872,500	$58,880	$1,316,206	$(676,191)	$250,202	$890,217
2021	$356,663	$1,043,354	$396,839	$1,796,856	$(517,291)	$257,203	$1,536,768
2020	$358,985	$749,927	$173,649	$1,282,561	$(38,550)	$17,397	$1,261,408
†    Reflects "All Other Compensation" reported in the Summary Compensation Table.
††    Represents the average of the grant date fair value of equity based awards granted each year. The amount shown for 2020 also includes $20,422 in respect of the average year-over-year change in present value of accrued benefits under our defined benefit pension plan.
†††    Reflects the value of equity calculated in accordance with applicable SEC rules and regulations. No amounts were added back in respect of service cost and prior service cost under our defined benefit pension plan and SERP because the plans were closed to new hires during 2010 and years of service credits for those already in the plans ceased to accrue as of December 31, 2015. The equity component for fiscal year 2022 is further detailed in the table set forth below:

Average Non-PEO Equity Component of Compensation Actually Paid for 2022
Equity Type	Fair Value of Current Year Equity Awards at December 31, 2022	Change in Value of Prior Year' Awards Unvested at December 31, 2022	Change in Value of Prior Years' Awards that Vested in 2022	Equity Value included in CAP
RSAs	$162,918	$(21,913)	$(11,740)	$129,265
PSUs	$177,629	$(103,928)	—	$73,701
Options	$57,492	$(6,797)	$(3,459)	$47,236
Total	$398,039	$(132,638)	$(15,199)	$250,202

Tabular List [Table Text Block]

Most Important Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Return on Invested Capital
Total Shareholder Return

Total Shareholder Return Amount			$ 41.47	78.08	101.51
Peer Group Total Shareholder Return Amount			132.50	126.68	130.81
Net Income (Loss)			$ (46,226,000)	$ 43,676,000	$ (69,742,000)
Company Selected Measure Amount			79,130,000	98,087,000	95,716,000
Non-PEO NEO Salary			$ 384,826	$ 356,663	$ 358,985
Non-PEO NEO Bonus and Non-Equity Incentive Compensation			872,500	1,043,354	749,927
Non-PEO NEO Other Compensation			$ 58,880	396,839	173,649
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			Represents the Adjusted EBITDA of the Company. Adjusted EBITDA is a non-GAAP financial measure that has not been prepared in accordance with U.S. GAAP and is not based on any standardized methodology prescribed by U.S. GAAP. As a result, it is not necessarily comparable to similarly titled measures presented by other companies. A description of the adjustments used in the determination of Adjusted EBITDA is set forth in Appendix A, together with a reconciliation to the most directly comparable financial measures calculated under U.S. GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return
Walsh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,553,792	4,912,675	1,808,271
PEO Actually Paid Compensation Amount			$ 848,892	$ 3,560,867	2,168,104
PEO Name	Ian K. Walsh		Ian K. Walsh	Ian K. Walsh
PEO Salary			$ 781,274	$ 687,500	204,356
PEO Bonus and Non-Equity Incentive Compensation			2,548,808	4,065,819	1,574,976
PEO Other Compensation			223,710	159,356	28,939
Walsh [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,290,408)	(2,911,619)	(1,249,976)
Walsh [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(414,492)	1,559,811	1,609,809
Walsh [Member] | Equity Awards During the Year, Fair Value, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			306,625
Walsh [Member] | Equity Awards in Prior Years, Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(269,451)
Walsh [Member] | Equity Awards in Prior Years, Vested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(134,726)
Walsh [Member] | Adjustment, Equity Award Adjustments, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(97,552)
Walsh [Member] | Equity Awards During the Year, Fair Value, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Walsh [Member] | Equity Awards in Prior Years, Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(587,511)
Walsh [Member] | Equity Awards in Prior Years, Vested, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Walsh [Member] | Adjustment, Equity Award Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(587,511)
Walsh [Member] | Equity Awards During the Year, Fair Value, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			954,642
Walsh [Member] | Equity Awards in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(684,071)
Walsh [Member] | Equity Awards in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Walsh [Member] | Adjustment, Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			270,571
Walsh [Member] | Equity Awards During the Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,261,267
Walsh [Member] | Equity Awards in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,541,033)
Walsh [Member] | Equity Awards in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(134,726)
Keating [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	6,791,841
PEO Actually Paid Compensation Amount			0	0	6,495,696
PEO Name		Neal J. Keating
PEO Salary			0	0	850,000
PEO Bonus and Non-Equity Incentive Compensation			0	0	420,000
PEO Other Compensation			0	0	5,521,841
Keating [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(296,145)
Keating [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(676,191)	(517,291)	(38,550)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			250,202	$ 257,203	$ 17,397
Non-PEO NEO [Member] | Equity Awards During the Year, Fair Value, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			162,918
Non-PEO NEO [Member] | Equity Awards in Prior Years, Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(21,913)
Non-PEO NEO [Member] | Equity Awards in Prior Years, Vested, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(11,740)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments, Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			129,265
Non-PEO NEO [Member] | Equity Awards During the Year, Fair Value, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			177,629
Non-PEO NEO [Member] | Equity Awards in Prior Years, Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(103,928)
Non-PEO NEO [Member] | Equity Awards in Prior Years, Vested, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments, Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			73,701
Non-PEO NEO [Member] | Equity Awards During the Year, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			398,039
Non-PEO NEO [Member] | Equity Awards in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(132,638)
Non-PEO NEO [Member] | Equity Awards in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(15,199)
Non-PEO NEO [Member] | Equity Awards During the Year, Fair Value, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			57,492
Non-PEO NEO [Member] | Equity Awards in Prior Years, Unvested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(6,797)
Non-PEO NEO [Member] | Equity Awards in Prior Years, Vested, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(3,459)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments, Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 47,236